NATIONWIDE MUTUAL FUNDS

Nationwide Amundi Global High Yield Fund	Nationwide HighMark California Intermediate Tax Free Bond Fund
Nationwide Amundi Strategic Income Fund	Nationwide HighMark Large Cap Core Equity Fund
Nationwide Amundi World Bond Fund	Nationwide HighMark National Intermediate Tax Free Bond Fund
Nationwide Bailard Cognitive Value Fund	Nationwide HighMark Short Term Bond Fund
Nationwide Bailard Emerging Markets Equity Fund	Nationwide HighMark Small Cap Core Fund
Nationwide Bailard International Equities Fund	Nationwide High Yield Bond Fund
Nationwide Bailard Technology & Science Fund	Nationwide Inflation-Protected Securities Fund
Nationwide Bond Fund	Nationwide International Index Fund
Nationwide Bond Index Fund	Nationwide Mid Cap Market Index Fund
Nationwide Core Plus Bond Fund	Nationwide Money Market Fund
Nationwide Diverse Managers Fund	Nationwide Portfolio Completion Fund
Nationwide Emerging Markets Debt Fund	Nationwide S&P 500 Index Fund
Nationwide Fund	Nationwide Small Cap Index Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide Small Company Growth Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide U.S. Small Cap Value Fund
Nationwide Global Equity Fund	Nationwide Ziegler Equity Income Fund
Nationwide Government Bond Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Nationwide Growth Fund	Nationwide Ziegler Wisconsin Tax Exempt Fund
Nationwide HighMark Bond Fund

Supplement dated September 22, 2016
to the Statement of Additional Information dated March 1, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information ("SAI").

Nationwide Money Market Fund

Effective September 30, 2016:

1.	The Nationwide Money Market Fund (the "Fund") is renamed the "Nationwide Government Money Market Fund." All references in the SAI to the Fund are updated accordingly.

2.	The SAI, as it relates solely to the Fund, is amended as follows:

a.	Prime Shares of the Fund are renamed "Investor Shares." All references to Prime Shares are updated accordingly.

b.	The information under the heading "Debt Obligations - Ratings as Investment Criteria" on page 6 of the SAI no longer applies to the Fund. The following information is hereby added under the heading "Debt Obligations":

Eligible Securities (Nationwide Government Money Market Fund).  All investments made by the Fund must be Eligible Securities as defined in Rule 2a-7 of the 1940 Act. Eligible Securities include U.S. government securities; securities that the subadviser, subject to oversight by the Fund's Board of Trustees, determines presents minimal credit risks to the Fund; and securities issued by other money market funds.  The determination of whether a security presents minimal credit risks to the Fund must include an analysis of the capacity of the security's issuer or guarantor (including for the provider of a conditional demand feature, when applicable) to meet its financial obligations, and such analysis must include, to the extent appropriate, consideration of the following factors with respect to the security's issuer or guarantor: (i) financial condition; (ii) sources of liquidity; (iii) ability to react to future market-wide and issuer- or guarantor-specific events, including ability to repay debt in a highly adverse situation; and  (iv) strength of the issuer or guarantor's industry within the economy and relative to economic trends, and issuer or guarantor's competitive position within its industry.

In determining whether a security presents minimal credit risks, the subadviser may take into account credit quality determinations prepared by outside sources, including ratings NRSROs that the subadviser considers reliable in assessing credit risk.

c.	The information under the heading "Nationwide Money Market Fund" beginning on page 122 of the SAI is hereby deleted in its entirety and replaced with the following:

Nationwide Government Money Market Fund (the "Fund")

The Fund operates as a "Government Money Market Fund," as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended.  This means that the Fund invests at least 99.5% of its total assets in (1) securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States, (2) repurchase agreements that are collateralized fully by such securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds.

The value of portfolio securities in the Fund is determined on the basis of the amortized cost method of valuation in accordance with Rule 2a-7 of the 1940 Act. This method involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

The Board has adopted procedures whereby the extent of deviation, if any, of the current NAV calculated using available market quotations from the Fund's amortized cost price per share will be determined. In the event such deviation from the Fund's amortized cost price per share exceeds 1/2 of 1 percent, NFA or the Chairman of the Board's Valuation and Operations Committee (or, in his absence, the Chairman of the Board) shall promptly convene a meeting of the Board to consider what action, if any, should be taken. Where the Board believes that the extent of any deviation from the Fund's amortized cost per share may result in material dilution or other unfair results to shareholders, it shall cause the Fund to take such action as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair result. Such action might include: reducing or withholding dividends; redeeming shares in-kind; selling portfolio instruments prior to maturity to realize capital gains or losses; shortening the Fund's average portfolio maturity; or utilizing an NAV as determined by using available market quotations. In addition, in accordance with applicable legal requirements, the Fund may suspend redemptions if: (i) the Fund, at the end of a business day, has invested less than ten percent of its total assets in weekly liquid assets or the Fund's price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest one percent, has deviated from the stable price established by the Board or the Board, including a majority of its non-interested Trustees, determines that such a deviation is likely to occur; (ii) the Board, including a majority of its non-interested Trustees, irrevocably has approved the liquidation of the Fund; and (iii) the Fund, prior to suspending redemptions, has notified the SEC of the decision to liquidate the Fund and suspend redemptions.
The Board, in supervising the Fund's operations and delegating special responsibilities involving portfolio management to NFA, has undertaken as a particular responsibility within its overall duty of care owed to the Fund's shareholders to assure to the extent reasonably practicable, taking into account current market conditions affecting the Fund's investment objectives, that the Fund's NAV will not deviate from $1.00.  Although the Fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it cannot guarantee it will do so.
Pursuant to its objective of maintaining a stable net asset value per share, the Fund will only purchase investments with a remaining maturity of 397 calendar days or less, with certain exceptions permitted by applicable regulations, and will maintain a dollar weighted average portfolio maturity of 60 calendar days or less and a weighted average life of 120 calendar days or less that is determined without reference to certain interest rate readjustments.

d.	The third sentence under the fourth paragraph under the heading "Disclosure of Portfolio Holdings" on page 66 of the SAI is hereby deleted in its entirety and replaced with the following:
The Nationwide Government Money Market Fund posts onto the Trust's internet site, no later than the fifth business day of each month, a schedule of its investments as of the last business day or subsequent calendar day of the prior month and maintains such portfolio holdings information for no less than six months after posting.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE